Other reserves, derivative warrant liabilities, and earnouts liabilities - Earnouts liabilities (Details) - Earnouts liabilities	Jan. 24, 2023 D tranche $ / shares	Dec. 31, 2025 shares
Other reserves, derivative warrant liabilities, and earnouts liabilities
Number of additional shares the eligible shareholders may receive | shares		600,000
Number of equal tranches | tranche	3
Volume-weighted average closing sale price one	$ 312.5
Volume-weighted average closing sale price two	375
Volume-weighted average closing sale price three	$ 437.5
Number of trading days to determine volume-weighted average closing sale price | D	20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D	30